SHARE CAPITAL AND SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Share capital and share based compensation

26.	SHARE CAPITAL AND SHARE BASED COMPENSATION

Our common shares are listed on the Nasdaq Stock Exchange.

As of December 31, 2022 and 2021, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2022	2021
150,000,000 (2021: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2022	2021
107,225,832 (2021: 108,222,604) outstanding issued common shares of $1.00 each	107,226	108,223

(number of shares)	2022	2021
As of January 1	108,222,604	109,943,594
Repurchase and cancellation of treasury shares (1)	(1,189,653)	(1,984,647)
Vesting of RSUs	186,881	263,657
Share options exercised	6,000	—
As of December 31	107,225,832	108,222,604
(1) During 2022, we repurchased and cancelled 1.2 million treasury shares for a consideration of $25.5 million inclusive of brokers commission of $0.02 million. In 2021, we repurchased and cancelled 2.0 million treasury shares for a consideration of $24.5 million inclusive of brokers commission of $0.04 million.

Contributed surplus
As of December 31, 2022 and 2021, we have a contributed surplus of $200 million. Contributed surplus is capital that can be returned to stockholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.

Share options

Our LTIP was adopted by our Board of Directors, effective as of October 24, 2017. The maximum aggregate number of common shares that may be delivered pursuant to any and all awards under the LTIP shall not exceed 3,000,000 common shares, subject to adjustment due to recapitalization or reorganization as provided under the LTIP. The LTIP allows for grants of (i) share options, (ii) share appreciation rights, (iii) restricted share awards (iv) share awards, (v) other share-based awards, (vi) cash awards, (vii) dividend equivalent rights, (viii) substitute awards and (ix) performance-based awards, or any combination of the foregoing as determined by the Board of Directors or nominated committee in its sole discretion. Either authorized unissued shares or treasury shares (if there are any) in the Company may be used to satisfy exercised options.

In 2022, there were no share options granted. In 2021, 750,000 share options were awarded to officers. The options vest in equal installments over two years and have a three-year term.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions as of the May 2021 grant date are noted in the table below:

2021
Risk free interest rate	0.2%
Expected volatility of common stock	85.0%
Expected dividend yield	0.0%
Expected term of options (in years)	2.3 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common shares.
Where the criteria for using the simplified method are met, we have used this method to estimate the expected term of options based on the vesting period of the award that represents the period options granted are expected to be outstanding. Under the simplified method, the mid-point between the vesting date and the maximum contractual expiration date is used as the expected term. Where the criteria for using the simplified method are not met, we used the contractual term of the options.

The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of dividends, declared and paid on a per share basis.

As of December 31, 2022, 2021 and 2020, the number of options outstanding in respect of Golar shares was 1.0 million, 1.5 million and 1.8 million, respectively.

A summary of the share options movements during the year ended December 31, 2022 is presented below:

	Shares (in ’000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2021	1,505	$17.65	1.6
Forfeited during the year	(334)	$21.17
Exercised during the year	(6)	$26.90
Lapsed during the year	(128)	$26.44
Options outstanding at December 31, 2022	1,037	$15.37	1.0

Options outstanding and exercisable at:
December 31, 2022	662	$17.87	0.8
December 31, 2021	755	$24.28	0.8
December 31, 2020	1,717	$24.46	1.2

Options outstanding and exercisable at December 31, 2022 presented above include 73,900 units that were granted to former Golar employees in February 2018 that were acquired by CoolCo as part of the ManCo SPA (note 14.1).

The exercise price of all options is reduced by the amount of dividends declared and paid up to 2019. The above figures for options granted, exercised and forfeited show the average of the prices at the time of granting, exercising and forfeiting of the options, and for options outstanding at the beginning and end of the year, the average of the reduced option prices is shown.

As of December 31, 2022, the aggregate intrinsic value of share options that were both outstanding and exercisable was $7.7 million. As of December 31, 2021 and 2020, the aggregate intrinsic value of share options that were both outstanding and exercisable was $nil as the exercise price was higher than the market value of the share options at year end.

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Total fair value of share options fully vested in the year	1,958	1,595	3,175

Compensation cost recognized in the consolidated statement of income	1,971	1,434	2,274
Share options cost capitalized*	—	16	110
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.
As of December 31, 2022, the total unrecognized compensation cost amounting to $0.7 million relating to options outstanding is expected to be recognized over a weighted average period of 0.4 years.
Restricted Stock Units (RSU)

Time-based RSUs

Pursuant to the LTIP, we granted certain individuals 97,215 and nil of RSUs during the years ended December 31, 2022 and 2021, respectively. The RSUs vest equally over a period of 3 years. Refer to ‘Performance-based RSUs’ July 2022 grant discussed below for further details on the RSUs granted in 2022.

The fair value of the RSU award is estimated using the market price of our common shares at grant date with the corresponding expense recognized over the three-year vesting period.

A summary of time-based RSU activities for the year ended December 31, 2022 is presented below:

	Shares (in ‘000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2021	343	9.71	1.1
Granted during the year	97	22.52
Vested during the year	(187)	11.28
Forfeited during the year	(35)	9.63
Non-vested RSUs at December 31, 2022	218	14.09	1.2

Non-vested time-based RSUs at December 31, 2022 presented above include 32,249 awards that were granted to former Golar employees in March 2020 that were acquired by CoolCo as part of the ManCo SPA (note 14.1).

Performance-based RSUs

July 2022 grant

In July 2022, pursuant to the LTIP, we granted certain individuals RSUs that are subject to certain market and performance conditions within the performance period from January 1 to December 31, 2022. The market and performance conditions are weighted to determine the maximum number of RSUs that will be awarded. The maximum number of RSUs that may be earned under the award is 138,878. However, 70% of the total award or 97,215 RSUs will vest over the requisite service period of three-years from July 2022 to July 2025 regardless of the achievement of market and performance conditions. These are shown as time-based RSUs in the preceding table and fair value is estimated using the market price of our common shares at grant date.

The remaining 30% of the award contingently vests subject to Golar achieving more than 70% of the market and performance conditions. As achievement of certain of the performance conditions are subject to the discretion of the Compensation Committee of our Board of Directors (the “Compensation Committee”), no grant date is established until final approval by the Compensation Committee. As such, fair value is estimated using the market price of our common shares at each period end date until final approval is granted by the Compensation Committee. The market condition was achieved at December 31, 2022, so no fair value adjustment to our share price was necessary. Final approval by the Compensation Committee was granted on January 16, 2023. This award will also vest over the requisite service period of three years from July 2022 to July 2025.

March 2020 grant

In March 2020, we granted certain individuals RSUs that were subject to the achievement of a total shareholder return (“TSR”) performance condition relative to the TSR of a predetermined group of peer companies over a three-year performance period that ended in December 31, 2022. The maximum number of RSUs that may be earned under the award is 159,430. Payouts of the performance-based RSUs will range from 0% to 100% of the target awards based on our TSR ranking within the peer group. This award will vest in March 2023.
The fair value of this award is estimated on the grant date using the Monte Carlo simulation model. The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk free interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common shares with an implied volatility factored in for the last 0.9 years of the performance period.

A summary of performance-based RSU activity for the year ended December 31, 2022 is presented below:

	Shares (in ‘000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2021	28	6.25	1.2
Granted during the year	42	22.79
Forfeited during the year	(1)	22.79
Non-vested performance based RSUs at December 31, 2022	69	16.05	1.6

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Compensation cost recognized in the consolidated statement of income	1,522	1,774	2,739
RSU cost capitalized *	198	322	295
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.

Non-vested performance-based RSUs at December 31, 2022 above include 10,520 units that were granted to former Golar employees in March 2020 that were acquired by CoolCo as part of the ManCo SPA (note 14.1).

As of December 31, 2022, the total unrecognized compensation cost of $2.6 million relating to both time-based and performance based RSUs outstanding is expected to be recognized over a weighted average period of 2.3 years.